UNITED STATES SECURITIES AND EXCHANGE COMMISSION
              Washington D.C.  20549


                     Form 13F

                Form 13F Cover Page


Report for the Quarter Ended December 31, 2002


Institutional Investment Manager Filing this Report:


NMS Services (Cayman) Inc.
c/o Campbell Corporate Services Ltd. P.O. Box 268
George Town, Grand Cayman
Cayman Islands

Form 13F File Number:  28-10269

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

R. Kevin Beauregard
Managing Director
212-583-8205



/s/R. Kevin Beauregard
New York, NY
February 10, 2003

Report Type:

[ ] 13F HOLDINGS REPORT
[x] 13F NOTICE
[ ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

Form 13F File Number 28-158
Name: Bank of America Corporation

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